FINANCIAL INSTRUMENTS (Fair Value Hierarchy) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Oct. 05, 2016	Jan. 31, 2013
Assets:
Available-for-sale Securities, Current	$ 87,174	$ 93,802
Derivative Asset, Noncurrent	10,633	8,347
Financial instruments (short-term): at fair value	5,279	108
Interest rate/currency swap contracts - long term receivables		8,347
Total assets	103,086	102,257
Liabilities:
Floating Rate NOK Bonds due 2019		92,709
Long-term debt	1,460,347	1,522,900
Financial instruments (short-term): at fair value	45,047	503
Total liabilities	606,455	517,517
Senior Unsecured Convertible Bonds due 2023 [Member]
Liabilities:
Interest rate			4.875%
US dollar 350 Million Senior Unsecured Convertible Bonds Due 2018 [Member]
Liabilities:
Interest rate				3.25%
Senior Unsecured Convertible Bonds due 2021 [Member]
Liabilities:
Interest rate			5.75%
Recurring Basis [Member]
Liabilities:
Floating Rate NOK Bonds due 2020		61,306
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Recurring Basis [Member]
Assets:
Total assets	87,174	93,802
Liabilities:
Floating Rate NOK Bonds due 2019		92,709
Floating Rate NOK Bonds due 2020		61,306
Total liabilities	545,195	468,396
Significant Other Observable Inputs (Level 2) [Member] | Recurring Basis [Member]
Assets:
Interest rate/currency swap contracts - long term receivables		8,347
Total assets	15,912	8,455
Liabilities:
Interest rate/ currency swap contracts – long-term payables		48,618
Total liabilities	61,260	49,121
Significant Unobservable Inputs (Level 3) [Member] | Recurring Basis [Member]
Assets:
Available-for-sale debt securities		0
Total assets	0	0
Liabilities:
Total liabilities	0	0
Senior Unsecured Convertible Bonds Due 2018 [Member]
Liabilities:
Long-term debt	0
Senior Unsecured Convertible Bonds Due 2018 [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Recurring Basis [Member]
Liabilities:
Unsecured convertible bonds		71,662
Estimate of Fair Value Measurement [Member]
Assets:
Available-for-sale debt securities	13,245	41,742
Equity Securities, FV-NI	73,929	52,060
Swap contracts short term receivables fair value disclosure		108
Interest rate/currency swap contracts - long term receivables		8,347
Liabilities:
Floating Rate NOK Bonds due 2019	77,916	92,709
Floating Rate NOK Bonds due 2020	58,841	61,306
Floating rate NOK bonds due 2023	69,568	0
Interest rate/ currency swap contracts – short-term payables		503
Interest rate/ currency swap contracts – long-term payables		48,618
Estimate of Fair Value Measurement [Member] | Senior Unsecured Convertible Bonds Due 2018 [Member]
Liabilities:
Unsecured convertible bonds	0	71,662
Estimate of Fair Value Measurement [Member] | Senior Unsecured Convertible Bonds due 2021 [Member]
Liabilities:
Unsecured convertible bonds	199,496	242,719
Reported Value Measurement [Member]
Assets:
Swap contracts short term receivables fair value disclosure		108
Derivative Asset, Noncurrent	5,279
Interest rate/currency swap contracts - long term receivables		8,347
Liabilities:
Floating Rate NOK Bonds due 2019		92,477
Interest rate/ currency swap contracts – short-term payables	45,047	503
Interest rate/ currency swap contracts – long-term payables	16,213	48,618
Reported Value Measurement [Member] | Senior Unsecured Convertible Bonds Due 2018 [Member]
Liabilities:
Unsecured convertible bonds		63,218
Reported Value Measurement [Member] | Senior Unsecured Convertible Bonds due 2021 [Member]
Liabilities:
Long-term debt	$ 212,230	225,000
Unsecured convertible bonds		$ 225,000